Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues from third parties, net	$ 485,281	$ 374,788	$ 304,068
Revenues from related parties, net	251,974	258,233	338,624
Total revenues	737,255	633,021	642,692
Costs and expenses:
Cost of revenues	566,700	507,449	507,647
Research and development	70,913	79,042	76,426
General and administrative	17,139	17,095	18,770
Recovery of bad debt expense	0	(1,541)	(8,788)
Sales and marketing	15,443	14,368	13,279
Total costs and expenses	670,195	616,413	607,334
Operating income	67,060	16,608	35,358
Non operating income (loss):
Interest income	317	556	607
Gains on sale of marketable securities, net	648	350	296
Equity in losses of equity method investees	(128)	(349)	(410)
Impairment loss on investments	(1,299)	0	0
Foreign currency exchange gains (losses), net	(452)	466	(899)
Interest expense	(352)	(455)	(182)
Other income (loss), net	92	(368)	524
Total non operating income (loss)	(1,174)	200	(64)
Earnings before income taxes	65,886	16,808	35,294
Income tax expense	15,748	7,301	6,228
Net income	50,138	9,507	29,066
Net loss attributable to noncontrolling interests	1,458	1,199	4,140
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.30	$ 0.06	$ 0.19
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.30	$ 0.06	$ 0.19